The company - Key events (Details) € / shares in Units, $ in Thousands																					12 Months Ended
	Jan. 03, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) € / shares	Oct. 01, 2021 shares	Aug. 06, 2021 EUR (€) € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Jul. 21, 2021 shares	Jul. 19, 2021 EUR (€) € / shares shares	Jul. 07, 2021 EUR (€) € / shares	Jun. 04, 2021 EUR (€) € / shares	Jul. 13, 2020 EUR (€) € / shares	Jul. 07, 2020 EUR (€) € / shares	Jan. 27, 2020 EUR (€) € / shares	Jan. 15, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Oct. 22, 2019 EUR (€) € / shares	Oct. 21, 2019 EUR (€) € / shares	Jul. 17, 2019 EUR (€) € / shares	Jul. 05, 2019 EUR (€) € / shares	Apr. 18, 2019 EUR (€) € / shares	Feb. 08, 2019 EUR (€) € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Jan. 05, 2022 EUR (€) loan_agreement	Dec. 31, 2021 USD ($)	Jul. 06, 2021 trial_cohort	Dec. 31, 2020 USD ($)	Sep. 24, 2020 € / shares	Sep. 11, 2020 € / shares	Dec. 31, 2018 € / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other payables | €		€ 28,573,000												€ 36,047,000							€ 28,573,000	€ 29,519,000	€ 36,047,000
Number of cohorts of the trial that did not meet primary endpoints | trial_cohort																										3
Government financing for research expenditures | €																					€ 2,281,000	€ 534,000	€ 103,000
Exercise and subscription of equity instruments (in shares)																					555,770	175,331	511,035
Exercise and subscription of equity instruments | €																					€ 499,000	€ 47,000	€ 46,000
Par value per share (in EUR per share) | € / shares		€ 0.05		€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05					€ 0.05	€ 0.05	€ 0.05
Share issued, price per share (in EUR per share) | € / shares					€ 1.77		€ 2.04
BSAAR 2011
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments (in shares)							30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																					625,000	395,000	395,000
Number of free shares granted (in shares)																					650,000	650,000	650,000
AGA Bonus Management 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					48,362
BSA 2011-2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					4,440
AGA Bonus Management 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of free shares granted (in shares)						125,748
AGA Employees 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of free shares granted (in shares)			1,066,600
AGA Management 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of free shares granted (in shares)			610,000
BSA 2011-2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																					200,000	183,060	158,060
Number of free shares granted (in shares)																					225,000	225,000	225,000
BPI France, Covid-19 program, non-refundable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Government financing for research expenditures | €																					€ 1,988,000
Lumoxiti, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other payables		€ 5,500,000																			€ 5,500,000				$ 6,200
Lumoxiti, with AstraZeneca | Manufacturing costs split
Disclosure of disaggregation of revenue from contracts with customers [line items]
Estimated financial effect of contingent liabilities | $																											$ 12,800
2016 free preferred shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of equity instruments converted in ordinary shares (in shares)							85
Exercise and subscription of equity instruments (in shares)							11,050
Par value per share (in EUR per share) | € / shares		€ 0.05																			€ 0.05
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €		€ 10,656		€ 10,000	€ 2,640.1		€ 2,052.5	€ 222	€ 1,500	€ 2,869	€ 1,250	€ 4,283	€ 75	€ 12,500	€ 2,500	€ 718,750	€ 3,328	€ 1,250	€ 5,904	€ 38	€ 28,000	€ 9,000	€ 26,000
Share capital | AGA Bonus Management 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €					2,418
Share capital | AGA Bonus Management 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €					625
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €		€ (10,656)		€ 398,000	7,636.8		€ 59,700	€ 7,637	€ 59,700	€ (2,869)	€ 43,000	€ (4,283)	€ 2,985	€ (12,500)	€ (2,500)	€ 66,459,716	€ (3,328)	€ 43,000	€ (5,904)	€ 1,493	€ 471,000	€ 38,000	€ 20,000
Share premium | AGA Bonus Management 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €					(2,418)
Share premium | AGA Bonus Management 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €					€ 21,500
Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares	€ 0.05
Major ordinary share transactions | BSAAR 2011
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share issued, price per share (in EUR per share) | € / shares	€ 2.04
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	200,000
Major ordinary share transactions | AGA Perf Employees 2018-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	103,125
Major ordinary share transactions | AGA Perf Management 2018-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	110,000
Major ordinary share transactions | BSA 2011-2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share issued, price per share (in EUR per share) | € / shares	€ 1.77
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	12,500
Major ordinary share transactions | AGA 2018-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments (in shares)	249,785
Major ordinary share transactions | 2016 free preferred shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of equity instruments converted in ordinary shares (in shares)	282
Exercise and subscription of equity instruments (in shares)	36,660
Major ordinary share transactions | Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €	€ 23,500.15
Major ordinary share transactions | Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €	€ 419,500
Major loan financing | PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount | €																								€ 28,700,000
Borrowing, number of loan agreement | loan_agreement																								2
Major loan financing | PGE loan agreement, Societe Generale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount | €																								€ 20,000,000
Major loan financing | PGE loan agreement, BNP Paribas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount | €																								€ 8,700,000